Distribution Date:	01/12/24	CD 2017-CD3 Mortgage Trust
Determination Date:	01/08/24
Next Distribution Date:	02/12/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2017-CD3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com
Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	24-25	Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515GAA5	1.965000%	29,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515GAB3	3.153000%	38,347,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12515GAC1	3.356000%	200,000,000.00	180,840,439.31	0.00	505,750.43	0.00	0.00	505,750.43	180,840,439.31	32.76%	30.00%
A-4	12515GAD9	3.631000%	589,293,000.00	589,293,000.00	0.00	1,783,102.40	0.00	0.00	1,783,102.40	589,293,000.00	32.76%	30.00%
A-AB	12515GAE7	3.453000%	54,788,000.00	32,735,529.69	899,920.22	94,196.49	0.00	0.00	994,116.71	31,835,609.47	32.76%	30.00%
A-S	12515GAF4	3.833000%	78,136,000.00	78,136,000.00	0.00	249,579.41	0.00	0.00	249,579.41	78,136,000.00	26.21%	24.00%
B	12515GAG2	3.984000%	61,857,000.00	61,857,000.00	0.00	205,365.24	0.00	0.00	205,365.24	61,857,000.00	21.02%	19.25%
C	12515GAH0	4.689578%	63,485,000.00	63,485,000.00	0.00	248,098.22	0.00	0.00	248,098.22	63,485,000.00	15.70%	14.38%
D	12515GAM9	3.250000%	76,508,000.00	76,508,000.00	0.00	207,209.17	0.00	0.00	207,209.17	76,508,000.00	9.28%	8.50%
E*	12515GAQ0	4.689578%	35,812,000.00	35,812,000.00	0.00	36,822.14	0.00	0.00	36,822.14	35,812,000.00	6.28%	5.75%
F	12515GAS6	4.689578%	14,651,000.00	14,651,000.00	0.00	0.00	0.00	0.00	0.00	14,651,000.00	5.05%	4.63%
G	12515GAU1	4.689578%	60,229,959.00	60,229,959.00	0.00	0.00	0.00	0.00	0.00	60,229,959.00	0.00%	0.00%
S	12515GBL0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515GBM8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.689578%	25,222,199.00	23,116,626.54	17,429.65	82,674.20	0.00	0.00	100,103.85	23,099,196.89	0.00%	0.00%
Regular SubTotal			1,327,484,158.02	1,216,664,554.54	917,349.87	3,412,797.70	0.00	0.00	4,330,147.57	1,215,747,204.67

X-A	12515GAJ6	1.103725%	989,719,000.00	881,004,969.01	0.00	810,322.53	0.00	0.00	810,322.53	880,105,048.78
X-B	12515GAK3	0.705578%	61,857,000.00	61,857,000.00	0.00	36,370.78	0.00	0.00	36,370.78	61,857,000.00
X-D	12515GAV9	1.439578%	76,508,000.00	76,508,000.00	0.00	91,782.69	0.00	0.00	91,782.69	76,508,000.00
Notional SubTotal			1,128,084,000.00	1,019,369,969.01	0.00	938,476.00	0.00	0.00	938,476.00	1,018,470,048.78

Deal Distribution Total					917,349.87	4,351,273.70	0.00	0.00	5,268,623.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515GAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515GAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12515GAC1	904.20219655	0.00000000	2.52875215	0.00000000	0.00000000	0.00000000	0.00000000	2.52875215	904.20219655
A-4	12515GAD9	1,000.00000000	0.00000000	3.02583333	0.00000000	0.00000000	0.00000000	0.00000000	3.02583333	1,000.00000000
A-AB	12515GAE7	597.49451869	16.42549865	1.71929054	0.00000000	0.00000000	0.00000000	0.00000000	18.14478919	581.06902004
A-S	12515GAF4	1,000.00000000	0.00000000	3.19416671	0.00000000	0.00000000	0.00000000	0.00000000	3.19416671	1,000.00000000
B	12515GAG2	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
C	12515GAH0	1,000.00000000	0.00000000	3.90798173	0.00000000	0.00000000	0.00000000	0.00000000	3.90798173	1,000.00000000
D	12515GAM9	1,000.00000000	0.00000000	2.70833338	0.00000000	0.00000000	0.00000000	0.00000000	2.70833338	1,000.00000000
E	12515GAQ0	1,000.00000000	0.00000000	1.02820675	2.87977494	20.84532503	0.00000000	0.00000000	1.02820675	1,000.00000000
F	12515GAS6	1,000.00000000	0.00000000	0.00000000	3.90798171	139.46851751	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12515GAU1	1,000.00000000	0.00000000	0.00000000	3.90798157	169.52759075	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12515GBL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515GBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	916.51907671	0.69104403	3.27783474	0.30390491	9.98302963	0.00000000	0.00000000	3.96887876	915.82803268

Notional Certificates
X-A	12515GAJ6	890.15666973	0.00000000	0.81874000	0.00000000	0.00000000	0.00000000	0.00000000	0.81874000	889.24740131
X-B	12515GAK3	1,000.00000000	0.00000000	0.58798164	0.00000000	0.00000000	0.00000000	0.00000000	0.58798164	1,000.00000000
X-D	12515GAV9	1,000.00000000	0.00000000	1.19964827	0.00000000	0.00000000	0.00000000	0.00000000	1.19964827	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/23 - 12/30/23	30	0.00	505,750.43	0.00	505,750.43	0.00	0.00	0.00	505,750.43	0.00
A-4	12/01/23 - 12/30/23	30	0.00	1,783,102.40	0.00	1,783,102.40	0.00	0.00	0.00	1,783,102.40	0.00
A-AB	12/01/23 - 12/30/23	30	0.00	94,196.49	0.00	94,196.49	0.00	0.00	0.00	94,196.49	0.00
X-A	12/01/23 - 12/30/23	30	0.00	810,322.53	0.00	810,322.53	0.00	0.00	0.00	810,322.53	0.00
X-B	12/01/23 - 12/30/23	30	0.00	36,370.78	0.00	36,370.78	0.00	0.00	0.00	36,370.78	0.00
X-D	12/01/23 - 12/30/23	30	0.00	91,782.69	0.00	91,782.69	0.00	0.00	0.00	91,782.69	0.00
A-S	12/01/23 - 12/30/23	30	0.00	249,579.41	0.00	249,579.41	0.00	0.00	0.00	249,579.41	0.00
B	12/01/23 - 12/30/23	30	0.00	205,365.24	0.00	205,365.24	0.00	0.00	0.00	205,365.24	0.00
C	12/01/23 - 12/30/23	30	0.00	248,098.22	0.00	248,098.22	0.00	0.00	0.00	248,098.22	0.00
D	12/01/23 - 12/30/23	30	0.00	207,209.17	0.00	207,209.17	0.00	0.00	0.00	207,209.17	0.00
E	12/01/23 - 12/30/23	30	640,877.74	139,952.64	0.00	139,952.64	103,130.50	0.00	0.00	36,822.14	746,512.78
F	12/01/23 - 12/30/23	30	1,978,365.99	57,255.84	0.00	57,255.84	57,255.84	0.00	0.00	0.00	2,043,353.25
G	12/01/23 - 12/30/23	30	9,936,430.88	235,377.57	0.00	235,377.57	235,377.57	0.00	0.00	0.00	10,210,639.84
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR Interest	12/01/23 - 12/30/23	30	243,178.47	90,339.35	0.00	90,339.35	7,665.15	0.00	0.00	82,674.20	251,793.96
Totals			12,798,853.08	4,754,702.76	0.00	4,754,702.76	403,429.06	0.00	0.00	4,351,273.70	13,252,299.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515GAY3	4.689578%	9,057,988.00	8,063,028.40	8,236.14	31,510.17	0.00	0.00	39,746.31	8,054,792.26
V-A (EC)	N/A	4.689578%	10,110,881.00	9,000,268.12	9,193.50	35,172.88	0.00	0.00	44,366.38	8,991,074.62
V-B (Cert)	12515GBA4	4.689578%	566,121.00	566,121.00	0.00	2,212.39	0.00	0.00	2,212.39	566,121.00
V-B (EC)	N/A	4.689578%	631,925.00	631,925.00	0.00	2,469.55	0.00	0.00	2,469.55	631,925.00
V-C (Cert)	12515GBC0	4.689578%	581,020.00	581,020.00	0.00	2,270.62	0.00	0.00	2,270.62	581,020.00
V-C (EC)	N/A	4.689578%	648,557.00	648,557.00	0.00	2,534.55	0.00	0.00	2,534.55	648,557.00
V-D (Cert)	12515GBE6	4.689578%	700,208.00	700,208.00	0.00	2,736.40	0.00	0.00	2,736.40	700,208.00
V-D (EC)	N/A	4.689578%	781,598.00	781,598.00	0.00	3,054.47	0.00	0.00	3,054.47	781,598.00
V-E (Cert)	12515GBG1	4.689578%	1,013,072.00	1,013,072.00	0.00	337.00	0.00	0.00	337.00	1,013,072.00
V-E (EC)	N/A	4.689578%	1,130,829.00	1,130,829.00	0.00	376.17	0.00	0.00	376.17	1,130,829.00
Regular Interest Total			25,222,199.00	23,116,626.52	17,429.64	82,674.20	0.00	0.00	100,103.84	23,099,196.88

Exchangeable Certificate Details
V-A	12515GAY3	4.689578%	9,057,988.00	17,063,296.54	17,429.65	66,683.05	0.00	0.00	84,112.70	17,045,866.89
V-B	12515GBA4	4.689578%	566,121.00	1,198,046.00	0.00	4,681.94	0.00	0.00	4,681.94	1,198,046.00
V-C	12515GBC0	4.689578%	581,020.00	1,229,577.00	0.00	4,805.16	0.00	0.00	4,805.16	1,229,577.00
V-D	12515GBE6	4.689578%	700,208.00	1,481,806.00	0.00	5,790.87	0.00	0.00	5,790.87	1,481,806.00
V-E	12515GBG1	4.689578%	1,013,072.00	2,143,901.00	0.00	713.17	0.00	0.00	713.17	2,143,901.00
V-2	12515GBH9	4.689578%	13,303,790.00	12,193,177.12	9,193.50	43,607.63	0.00	0.00	52,801.13	12,183,983.62
Exchangeable Certificates Total			25,222,199.00	35,309,803.66	26,623.15	126,281.82	0.00	0.00	152,904.97	35,283,180.51

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515GAY3	1,883.78440554	1.92422975	7.36179492	0.00000000	0.00000000	0.00000000	0.00000000	9.28602467	1,881.86017579
V-B	12515GBA4	2,116.23663492	0.00000000	8.27021079	0.00000000	0.00000000	0.00000000	0.00000000	8.27021079	2,116.23663492
V-C	12515GBC0	2,116.23868369	0.00000000	8.27021445	0.00000000	0.00000000	0.00000000	0.00000000	8.27021445	2,116.23868369
V-D	12515GBE6	2,116.23688961	0.00000000	8.27021399	0.00000000	0.00000000	0.00000000	0.00000000	8.27021399	2,116.23688961
V-E	12515GBG1	2,116.23754284	0.00000000	0.70396773	7.56624406	248.54498002	0.00000000	0.00000000	0.70396773	2,116.23754284
V-2	12515GBH9	916.51906111	0.69104368	3.27783511	0.30390513	9.98302514	0.00000000	0.00000000	3.96887879	915.82801743

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	5,268,623.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,768,726.89	Master Servicing Fee	6,122.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,133.65
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	523.84
ARD Interest	0.00	Operating Advisor Fee	2,243.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,768,726.89	Total Fees	14,024.11

Principal		Expenses/Reimbursements
Scheduled Principal	917,349.87	Reimbursement for Interest on Advances	800.68
Unscheduled Principal Collections		ASER Amount	361,001.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	41,626.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	917,349.87	Total Expenses/Reimbursements	403,429.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,351,273.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	917,349.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,268,623.57
Total Funds Collected	5,686,076.76	Total Funds Distributed	5,686,076.75

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,216,664,554.86	1,216,664,554.86	Beginning Certificate Balance	1,216,664,554.54
(-) Scheduled Principal Collections	917,349.87	917,349.87	(-) Principal Distributions	917,349.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,215,747,204.99	1,215,747,204.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,216,868,218.89	1,216,868,218.89	Ending Certificate Balance	1,215,747,204.67
Ending Actual Collateral Balance	1,216,022,798.78	1,216,022,798.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP	Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP
4,999,999 or less	8	32,127,920.47	2.64%	35	4.8192	1.697409	1.35 or less	17	447,975,223.62	36.85%	33	4.7133	0.992584
5,000,000 to 9,999,999	13	92,121,361.61	7.58%	35	4.8941	1.836353	1.36 to 1.50	10	182,542,881.82	15.01%	36	4.8349	1.406509
10,000,000 to 19,999,999	3	37,665,362.12	3.10%	35	4.4536	1.699667	1.51 to 1.65	1	8,885,511.35	0.73%	36	5.4600	1.580000
20,000,000 to 29,999,999	15	389,159,065.73	32.01%	35	4.5981	1.371915	1.66 to 1.80	7	140,806,077.97	11.58%	34	4.3203	1.729490
30,000,000 to 39,999,999	9	316,036,055.00	26.00%	32	4.5829	1.444695	1.81 to 2.00	5	117,388,276.04	9.66%	35	4.1904	1.913011
40,000,000 to 49,999,999	2	80,000,000.00	6.58%	35	4.0327	2.395000	2.01 to 3.00	8	104,975,695.84	8.63%	34	4.4294	2.177669
50,000,000 to 59,999,999	2	105,000,000.00	8.64%	36	4.2498	2.547619	3.01 or greater	6	197,536,098.29	16.25%	36	4.3038	3.093907
60,000,000 or greater	2	148,000,000.00	12.17%	35	4.5803	1.932432	Totals	56	1,215,747,204.99	100.00%	34	4.5515	1.684990
Totals	56	1,215,747,204.99	100.00%	34	4.5515	1.684990
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP
							Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP
Arizona	1	6,080,576.08	0.50%	35	4.9100	2.710000
							Industrial	2	24,494,833.48	2.01%	35	4.8484	1.039140
California	9	266,720,441.80	21.94%	36	4.4034	1.913697
							Lodging	13	197,134,178.82	16.22%	34	4.5715	2.189109
Colorado	4	46,137,687.72	3.80%	36	5.0030	1.277728
							Mixed Use	4	161,078,546.91	13.25%	35	3.9776	1.765088
Delaware	1	23,372,791.77	1.92%	36	5.2800	1.450000
							Office	17	684,390,963.56	56.29%	34	4.6732	1.577022
Florida	3	19,003,931.70	1.56%	35	5.1435	1.667091
							Other	1	5,300,000.00	0.44%	35	4.8200	2.280000
Georgia	2	28,162,997.40	2.32%	35	4.7133	0.809199
							Retail	14	336,517,900.92	27.68%	35	4.3548	1.533108
Hawaii	1	60,000,000.00	4.94%	34	4.1995	3.080000
							Self Storage	1	5,061,098.29	0.42%	36	4.7500	3.570000
Illinois	2	101,565,491.99	8.35%	20	4.6219	1.315747
							Totals	54	1,215,747,204.99	100.00%	34	4.5515	1.684990
Indiana	3	28,727,531.06	2.36%	35	5.1600	1.670000

Kansas	1	55,000,000.00	4.52%	37	4.6400	3.100000

Massachusetts	2	6,758,725.30	0.56%	35	4.9721	1.365303

Nevada	1	38,780,570.27	3.19%	35	4.9200	1.370000

New Jersey	1	5,300,000.00	0.44%	35	4.8200	2.280000

New Mexico	1	4,500,000.00	0.37%	34	4.3890	1.720000

New York	7	559,000,000.00	45.98%	35	4.2642	1.476252

North Carolina	1	20,396,728.75	1.68%	36	5.0200	1.160000

Pennsylvania	1	8,627,193.71	0.71%	34	4.4900	1.010000

South Carolina	2	23,818,945.07	1.96%	34	4.9370	1.926113

Tennessee	2	18,454,465.15	1.52%	34	4.4300	1.230000

Texas	3	20,806,058.02	1.71%	36	5.2009	1.251247

Virginia	1	28,814,343.73	2.37%	36	5.0000	1.870000

Washington	2	6,475,000.00	0.53%	35	4.7400	3.390000

Wisconsin	1	37,474,042.46	3.08%	35	4.8900	1.210000

Totals	54	1,215,747,204.99	100.00%	34	4.5515	1.684990

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP	Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP
	4.00% or less	2	75,000,000.00	6.17%	35	3.8206	1.940000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.5%	17	417,142,411.25	34.31%	35	4.1747	1.986407	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	24	566,480,758.17	46.60%	34	4.7625	1.493038	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	11	141,486,595.51	11.64%	36	5.1741	1.437570	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,215,747,204.99	100.00%	34	4.5515	1.684990	49 months or greater	54	1,200,109,764.93	98.71%	34	4.5479	1.685920
								Totals	56	1,215,747,204.99	100.00%	34	4.5515	1.684990
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP	Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP
	60 months or less	54	1,200,109,764.93	98.71%	34	4.5479	1.685920	Interest Only	21	661,775,000.00	54.43%	35	4.3372	1.862218
61 months to 102 months		0	0.00	0.00%	0	0.0000	0.000000	238 months or less	7	48,410,721.31	3.98%	35	4.9174	1.781087
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	26	489,924,043.62	40.30%	33	4.7959	1.438378
	Totals	56	1,215,747,204.99	100.00%	34	4.5515	1.684990	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,215,747,204.99	100.00%	34	4.5515	1.684990
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	15,637,440.06	1.29%	36	4.8317	NAP			No outstanding loans in this group
Underwriter's Information		7	199,377,389.10	16.40%	35	4.1793	2.156718
	12 months or less	43	960,073,311.68	78.97%	34	4.6106	1.638981
	13 months to 24 months	3	37,484,391.77	3.08%	36	4.8542	0.411602
	25 months or greater	1	3,174,672.38	0.26%	36	5.1100	1.360000
	Totals	56	1,215,747,204.99	100.00%	34	4.5515	1.684990
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A4B	30312100	RT	New York	NY	Actual/360	4.005%	34,491.81	0.00	0.00	N/A	11/06/26	--	10,000,000.00	10,000,000.00	09/06/20
1A5	30312101	RT	New York	NY	Actual/360	4.005%	137,967.22	0.00	0.00	N/A	11/06/26	--	40,000,000.00	40,000,000.00	09/06/20
1A7	30312102	RT	New York	NY	Actual/360	4.005%	86,229.51	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
1A8	30312103	RT	New York	NY	Actual/360	4.005%	86,229.51	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
2	30312122	OF	New York	NY	Actual/360	4.840%	366,764.44	0.00	0.00	N/A	01/06/27	--	88,000,000.00	88,000,000.00	01/06/24
3A1C1	30312105	MU	New York	NY	Actual/360	3.821%	164,498.06	0.00	0.00	N/A	12/06/26	--	50,000,000.00	50,000,000.00	01/06/24
3A1C2	30312106	MU	New York	NY	Actual/360	3.821%	82,249.03	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	01/06/24
4A1	30312139	OF	Santa Monica	CA	Actual/360	4.060%	139,844.44	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	01/01/24
4A2	30312160	OF	Santa Monica	CA	Actual/360	4.060%	108,379.44	0.00	0.00	N/A	01/01/27	--	31,000,000.00	31,000,000.00	01/01/24
5A32	30312110	OF	Chicago	IL	Actual/360	4.610%	129,079.03	50,555.73	0.00	N/A	08/06/25	--	32,515,885.43	32,465,329.70	12/06/23
5A41	30312111	OF	Chicago	IL	Actual/360	4.610%	129,079.03	50,555.73	0.00	N/A	08/06/25	--	32,515,885.43	32,465,329.70	12/06/23
6A1	30312143	OF	Sunnyvale	CA	Actual/360	4.550%	152,293.48	48,307.07	0.00	N/A	01/06/27	--	38,871,392.63	38,823,085.56	01/06/24
6A3	30312145	OF	Sunnyvale	CA	Actual/360	4.550%	114,220.11	36,230.31	0.00	N/A	01/06/27	--	29,153,544.47	29,117,314.16	01/06/24
7A1	30312118	OF	Brooklyn	NY	Actual/360	4.730%	154,776.11	0.00	0.00	N/A	01/06/27	--	38,000,000.00	38,000,000.00	01/06/24
7A3	30312120	OF	Brooklyn	NY	Actual/360	4.730%	118,118.61	0.00	0.00	N/A	01/06/27	--	29,000,000.00	29,000,000.00	01/06/24
8	30312107	LO	Honolulu	HI	Actual/360	4.199%	216,974.17	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	01/01/24
9	30298161	OF	Olathe	KS	Actual/360	4.640%	219,755.56	0.00	0.00	02/06/27	11/06/31	--	55,000,000.00	55,000,000.00	01/06/24
10	30312113	LO	Los Angeles	CA	Actual/360	4.250%	130,282.85	71,412.51	0.00	N/A	11/06/26	--	35,599,109.82	35,527,697.31	01/06/24
11	30312154	RT	Las Vegas	NV	Actual/360	4.920%	164,504.86	48,272.35	0.00	N/A	12/06/26	--	38,828,842.62	38,780,570.27	01/06/24
12	30312116	OF	West Allis	WI	Actual/360	4.890%	158,024.43	54,023.20	0.00	N/A	12/06/26	--	37,528,065.66	37,474,042.46	01/06/24
13	30312134	LO	Various	IN	Actual/360	5.160%	127,864.82	49,247.35	0.00	N/A	12/06/26	--	28,776,778.41	28,727,531.06	01/06/24
14	30312129	OF	Aurora	CO	Actual/360	5.090%	124,594.24	48,953.11	0.00	N/A	01/06/27	--	28,426,342.21	28,377,389.10	11/06/23
15	30298032	OF	New York	NY	Actual/360	4.500%	122,062.50	0.00	0.00	N/A	01/06/27	--	31,500,000.00	31,500,000.00	03/06/23
16	30312138	OF	Leesburg	VA	Actual/360	5.000%	124,212.72	35,062.26	0.00	N/A	01/06/27	--	28,849,405.99	28,814,343.73	01/06/24
17	30297940	MU	New York	NY	Actual/360	4.127%	101,271.19	0.00	0.00	N/A	11/06/26	--	28,500,000.00	28,500,000.00	11/06/23
18	30312123	RT	San Francisco	CA	Actual/360	4.810%	118,045.42	0.00	0.00	N/A	01/01/27	--	28,500,000.00	28,500,000.00	03/01/23
19	30312112	LO	Various	Various	Actual/360	4.430%	91,476.48	46,720.53	0.00	N/A	11/06/26	--	23,979,854.21	23,933,133.68	01/06/24
20	30312130	OF	Newark	DE	Actual/360	5.280%	106,445.60	38,996.02	0.00	N/A	01/06/27	--	23,411,787.79	23,372,791.77	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30312104	MU	New York	NY	Actual/360	4.050%	87,187.50	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	12/06/23
22	30312127	IN	Atlanta	GA	Actual/360	4.870%	85,766.02	31,756.62	0.00	N/A	12/06/26	--	20,451,590.10	20,419,833.48	01/06/24
23	30312142	RT	Charlotte	NC	Actual/360	5.020%	88,277.35	24,712.02	0.00	N/A	01/06/27	--	20,421,440.77	20,396,728.75	01/06/24
25	30312140	RT	Los Angeles	CA	Actual/360	4.452%	61,338.67	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	01/06/24
27A2A	30312108	LO	Hilton Head Island	SC	Actual/360	4.920%	17,598.92	11,398.01	0.00	N/A	10/06/26	--	4,153,954.58	4,142,556.57	01/06/24
27A3B	30312109	LO	Hilton Head Island	SC	Actual/360	4.920%	35,197.85	22,796.00	0.00	N/A	10/06/26	--	8,307,910.06	8,285,114.06	01/06/24
28	30312159	OF	Lakewood	CO	Actual/360	4.840%	48,706.71	21,132.17	0.00	N/A	12/06/26	--	11,686,494.29	11,665,362.12	01/06/24
30	30312151	IN	Vance	AL	Actual/360	4.680%	48,154.02	17,819.12	0.00	N/A	01/06/27	--	11,948,889.43	11,931,070.31	01/06/24
31	30312135	LO	Delray Beach	FL	Actual/360	5.460%	41,881.78	22,346.83	0.00	N/A	01/06/27	--	8,907,858.18	8,885,511.35	01/06/24
32	30312131	LO	Pittsburgh	PA	Actual/360	4.490%	33,452.17	24,850.66	0.00	N/A	11/06/26	--	8,652,044.37	8,627,193.71	12/06/23
33	30312149	RT	Lindsay	CA	Actual/360	4.710%	35,586.35	11,404.78	0.00	N/A	12/06/26	--	8,774,114.46	8,762,709.68	11/06/23
34	30312128	MU	Houston	TX	Actual/360	5.250%	34,349.88	19,582.41	0.00	N/A	01/06/27	--	7,598,129.32	7,578,546.91	01/06/24
35	30297853	RT	Suwanee	GA	Actual/360	4.300%	28,728.38	15,438.90	0.00	N/A	11/06/26	--	7,758,602.82	7,743,163.92	01/06/24
36	30312136	OF	Irving	TX	Actual/360	5.230%	35,309.88	13,175.09	0.00	N/A	01/06/27	--	7,840,347.35	7,827,172.26	12/06/23
38	30312097	LO	Surprise	AZ	Actual/360	4.910%	25,778.84	16,514.32	0.00	N/A	12/06/26	--	6,097,090.40	6,080,576.08	01/06/24
39	30312096	OF	Fort Collins	CO	Actual/360	4.910%	25,815.59	10,846.50	0.00	N/A	01/06/27	--	6,105,783.00	6,094,936.50	12/06/23
41	30312125	Various Bellevue		WA	Actual/360	4.740%	26,428.79	0.00	0.00	N/A	12/06/26	--	6,475,000.00	6,475,000.00	01/06/24
42	30312132	OF	Porterville	CA	Actual/360	4.160%	17,315.91	22,622.98	0.00	N/A	12/06/26	--	4,833,845.61	4,811,222.63	01/06/24
43	30312155	RT	Spring	TX	Actual/360	5.090%	23,711.06	9,371.40	0.00	N/A	12/06/26	--	5,409,710.25	5,400,338.85	01/06/24
44	30312150	SS	Riverside	CA	Actual/360	4.750%	20,739.16	9,255.56	0.00	N/A	01/06/27	--	5,070,353.85	5,061,098.29	01/06/24
45	30312124	98	Clifton	NJ	Actual/360	4.820%	21,997.94	0.00	0.00	N/A	12/01/26	--	5,300,000.00	5,300,000.00	01/01/24
46	30312137	LO	Cocoa	FL	Actual/360	5.380%	21,530.17	7,604.55	0.00	N/A	01/06/27	--	4,647,356.37	4,639,751.82	01/06/24
47	30312156	RT	Albuquerque	NM	Actual/360	4.389%	17,007.38	0.00	0.00	N/A	11/06/26	--	4,500,000.00	4,500,000.00	01/06/24
48	30312126	RT	Chicago	IL	Actual/360	4.900%	17,618.30	5,999.04	0.00	N/A	12/06/26	--	4,175,501.93	4,169,502.89	01/06/24
49	30312133	RT	Holbrook	MA	Actual/360	4.850%	14,995.47	6,481.59	0.00	N/A	12/06/26	--	3,590,534.51	3,584,052.92	01/06/24
50	30312141	SS	Metuchen	NJ	Actual/360	5.320%	17,003.38	5,258.51	0.00	N/A	01/06/27	--	3,711,628.26	3,706,369.75	01/06/24
51	30312157	RT	Dorchester	MA	Actual/360	5.110%	13,988.61	4,356.69	0.00	N/A	01/06/27	--	3,179,029.07	3,174,672.38	01/06/24
52	30312158	RT	Walterboro	SC	Actual/360	5.050%	13,526.14	4,289.95	0.00	N/A	02/06/27	--	3,110,451.21	3,106,161.26	01/06/24
Totals							4,768,726.89	917,349.87	0.00				1,216,664,554.86	1,215,747,204.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4B	0.00	0.00	--	--	12/06/23	9,111,700.70	1,069,166.97	3,013.58	283,224.45	0.00	0.00
1A5	0.00	0.00	--	--	12/06/23	36,446,802.78	4,276,667.86	12,054.32	1,132,897.28	0.00	0.00
1A7	0.00	0.00	--	--	12/06/23	22,779,251.74	2,671,437.35	7,533.95	709,540.80	0.00	0.00
1A8	0.00	0.00	--	--	12/06/23	22,779,251.74	2,653,538.45	7,533.95	727,439.70	0.00	0.00
2	4,155,966.06	5,362,002.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	21,356,306.24	19,909,714.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C2	21,356,306.24	19,909,714.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	8,549,942.12	8,957,490.94	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	8,549,942.12	8,957,490.94	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A32	42,863,224.59	33,926,228.09	01/01/23	06/30/23	--	0.00	0.00	179,494.76	179,494.76	0.00	0.00
5A41	42,863,224.59	33,926,228.09	01/01/23	06/30/23	--	0.00	0.00	179,494.76	179,494.76	0.00	0.00
6A1	15,674,412.92	15,876,781.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	15,674,412.92	15,876,781.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	8,048,186.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	8,048,186.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	176,888,327.50	187,526,369.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,654,941.36	11,654,941.36	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,989,071.07	5,700,718.32	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,049,764.69	3,670,972.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,891,513.45	6,265,160.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	4,024,895.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,437,514.03	01/01/23	--	--	0.00	0.00	173,245.78	346,853.65	0.00	0.00
15	680,157.00	19,370.36	01/01/23	03/31/23	--	0.00	0.00	121,728.32	1,203,536.22	104,555.00	0.00
16	3,486,303.52	3,606,162.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	14,847,624.60	8,326,439.70	01/01/23	06/30/23	--	0.00	0.00	101,015.96	199,034.11	0.00	0.00
18	136,494.94	0.00	--	--	05/08/23	11,386,953.60	444,446.12	70,627.97	719,565.14	0.00	0.00
19	0.00	2,400,229.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,317,079.49	2,860,015.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	17,454,231.90	18,203,709.91	01/01/23	09/30/23	--	0.00	0.00	87,079.86	87,079.86	0.00	0.00
22	2,586,668.18	960,371.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,908,977.87	1,591,431.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,464,195.80	1,530,169.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2A	14,386,721.75	16,027,668.68	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3B	14,386,721.75	16,027,668.68	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,080,725.41	943,102.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,509.36	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,618,912.25	1,406,984.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,245,570.02	809,406.06	01/01/23	09/30/23	--	0.00	0.00	58,265.58	58,265.58	0.00	0.00
33	946,938.53	1,163,661.59	01/01/23	09/30/23	--	0.00	0.00	46,898.05	93,907.87	23,422.70	0.00
34	885,473.37	1,167,058.45	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	793,726.03	806,509.85	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	700,630.38	530,390.00	01/01/23	09/30/23	--	0.00	0.00	48,451.21	48,451.21	0.00	0.00
38	1,282,924.54	1,493,209.96	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	687,496.00	572,185.33	01/01/23	09/30/23	--	0.00	0.00	36,386.06	36,386.06	0.00	0.00
41	0.00	1,115,455.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	822,555.30	975,095.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	595,067.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,276,744.94	1,296,941.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	501,245.32	591,153.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	905,512.65	971,638.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	344,892.31	345,975.93	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	510,491.20	429,980.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	353,034.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	239,691.28	237,131.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	473,964,163.76	485,488,494.48				102,503,960.56	11,115,256.75	1,132,824.10	6,005,171.45	130,487.06	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/24	3	65,640,098.78	0	0.00	6	160,000,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.551503%	4.538119%	34
12/12/23	0	0.00	1	5,409,710.25	6	160,000,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.551687%	4.538301%	35
11/10/23	4	99,060,594.89	0	0.00	7	168,677,877.48	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.551887%	4.538499%	36
10/13/23	0	0.00	0	0.00	7	188,500,000.00	0	0.00	0	0.00	1	28,527,600.04	0	0.00	1	11,620,301.33	4.552068%	4.538680%	37
09/12/23	0	0.00	1	28,500,000.00	6	160,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.558579%	4.544727%	38
08/11/23	1	28,500,000.00	0	0.00	7	165,448,304.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.558763%	4.544908%	39
07/12/23	0	0.00	0	0.00	7	165,457,466.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.558945%	4.545089%	40
06/12/23	2	67,000,000.00	3	65,467,357.84	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.559143%	4.545286%	41
05/12/23	3	65,476,436.77	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.559323%	4.545464%	42
04/13/23	1	28,500,000.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.559519%	4.545658%	43
03/10/23	1	28,500,000.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.559697%	4.545834%	44
02/10/23	0	0.00	1	28,500,000.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.559925%	4.546060%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A4B	30312100	09/06/20	39	6	3,013.58	283,224.45	0.00	10,000,000.00	12/24/19	2
1A5	30312101	09/06/20	39	6	12,054.32	1,132,897.28	0.00	40,000,000.00	12/24/19	2
1A7	30312102	09/06/20	39	6	7,533.95	709,540.80	0.00	25,000,000.00	12/24/19	2
1A8	30312103	09/06/20	39	6	7,533.95	727,439.70	0.00	25,000,000.00	12/24/19	2
5A32	30312110	12/06/23	0	B	179,494.76	179,494.76	0.00	32,515,885.43	06/21/23	1
5A41	30312111	12/06/23	0	B	179,494.76	179,494.76	0.00	32,515,885.43	06/21/23	1
14	30312129	11/06/23	1	1	173,245.78	346,853.65	500.00	28,479,090.75	12/19/23	98
15	30298032	03/06/23	9	6	121,728.32	1,203,536.22	139,451.14	31,500,000.00	06/08/23	2		09/18/23
17	30297940	11/06/23	1	1	101,015.96	199,034.11	0.00	28,500,000.00	09/06/23	98
18	30312123	03/01/23	9	6	70,627.97	719,565.14	43,106.33	28,500,000.00	04/15/21	2		02/18/22
21	30312104	12/06/23	0	B	87,079.86	87,079.86	0.00	25,000,000.00
32	30312131	12/06/23	0	B	58,265.58	58,265.58	0.00	8,652,044.37
33	30312149	11/06/23	1	1	46,898.05	93,907.87	23,422.70	8,786,618.11
36	30312136	12/06/23	0	B	48,451.21	48,451.21	0.00	7,840,347.35
39	30312096	12/06/23	0	B	36,386.06	36,386.06	0.00	6,105,783.00
Totals					1,132,824.10	6,005,171.45	206,480.17	338,395,654.44
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		64,930,659	64,930,659		0	0
25 - 36 Months		1,092,710,384	867,070,286	165,640,099		60,000,000
37 - 48 Months		3,106,161	3,106,161		0	0
49 - 60 Months		0	0		0	0
> 60 Months		55,000,000	55,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	1,215,747,205	990,107,106	65,640,099	0	100,000,000	60,000,000
Dec-23	1,216,664,555	1,051,254,845	0	5,409,710	100,000,000	60,000,000
Nov-23	1,217,652,683	949,914,210	99,060,595	0	137,177,877	31,500,000
Oct-23	1,218,562,142	1,030,062,142	0	0	188,500,000	0
Sep-23	1,231,183,872	1,042,683,872	0	28,500,000	160,000,000	0
Aug-23	1,232,104,637	1,038,156,333	28,500,000	0	165,448,304	0
Jul-23	1,233,021,584	1,067,564,118	0	0	165,457,466	0
Jun-23	1,234,011,616	1,001,544,258	67,000,000	65,467,358	100,000,000	0
May-23	1,234,920,653	1,069,444,217	65,476,437	0	100,000,000	0
Apr-23	1,235,903,062	1,107,403,062	28,500,000	0	100,000,000	0
Mar-23	1,236,804,255	1,108,304,255	28,500,000	0	100,000,000	0
Feb-23	1,237,933,947	1,109,433,947	0	28,500,000	100,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A4B	30312100	10,000,000.00	10,000,000.00	84,000,000.00	05/16/23	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
1A5	30312101	40,000,000.00	40,000,000.00	84,000,000.00	05/16/23	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
1A7	30312102	25,000,000.00	25,000,000.00	84,000,000.00	05/16/23	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
1A8	30312103	25,000,000.00	25,000,000.00	84,000,000.00	05/16/23	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
5A32	30312110	32,465,329.70	32,515,885.43	700,000,000.00	07/20/16	33,543,857.09	1.31000	06/30/23	08/06/25	276
5A41	30312111	32,465,329.70	32,515,885.43	700,000,000.00	07/20/16	33,543,857.09	1.31000	06/30/23	08/06/25	276
14	30312129	28,377,389.10	28,479,090.75	51,600,000.00	10/13/16	3,296,029.97	1.38000	09/30/16	01/06/27	275
15	30298032	31,500,000.00	31,500,000.00	61,000,000.00	10/16/16	(9,483.64)	(0.03000)	03/31/23	01/06/27	I/O
17	30297940	28,500,000.00	28,500,000.00	440,000,000.00	10/01/16	7,757,922.70	0.86000	06/30/23	11/06/26	I/O
18	30312123	28,500,000.00	28,500,000.00	21,900,000.00	02/27/23	136,494.94	0.10000	12/31/22	01/01/27	I/O
51	30312157	3,174,672.38	3,174,672.38	5,230,000.00	10/26/16	298,687.50	1.36000	06/30/21	01/06/27	276
Totals		284,982,720.88	285,185,533.99	2,315,730,000.00		164,575,369.65

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A4B	30312100	RT	NY	12/24/19	2

12/6/2023 - The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), NYC. Legal counsel has been

	engaged and a for eclosure action has been filed. A Receiver was appointed in March 2021 and CBRE was engaged for property management and leasing.

1A5	30312101	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A7	30312102	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A8	30312103	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

5A32	30312110	OF	IL	06/21/23	1

1/8/2024 - Loan transferred to Special Servicing effective 6/21/2023 for Imminent Monetary Default. The loan collateral is a 2.2MM SF, two building office tower complex located in the east loop submarket of downtown Chicago, IL. Inspection performed in Au gust 2023 reported the property to be in good condition. Per the most recent rent roll, the property is 76% leased, which is down from 89% leased at year end 2019. Occupancy is expected to further decrease due to known tenant

	vacates over the next few yea rs. Strategy is to pursue a loan modification while monitoring the loan.

5A41	30312111	OF	IL	06/21/23	1

1/8/2024 - Loan transferred to Special Servicing effective 6/21/2023 for Imminent Monetary Default. The loan collateral is a 2.2MM SF, two building office tower complex located in the east loop submarket of downtown Chicago, IL. Inspection performed in Au gust 2023 reported the property to be in good condition. Per the most recent rent roll, the property is 76% leased, which is down from 89% leased at year end 2019. Occupancy is expected to further decrease due to known tenant

	vacates over the next few yea rs. Strategy is to pursue a loan modification while monitoring the loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
14	30312129	OF	CO	12/19/23	98

Loan is transferring to the Special Servicer, KSTAR, due to Imminent Default (loss of major tenant and borrower statement of unable to meet debt service). The SS and DH are aligned in the servicing transfer.

15	30298032	OF	NY	06/08/23	2

12/7/2023- The Loan transferred to special servicing effective 6/9/2023 for payment default and is currently due for the 4/6/2023 payment. Legal counsel has been engaged and the debt formally demanded. Foreclosure filed 9/18/23 with motion for receiver to follow. A PNA was sent to Borrower but not executed. Per Borrower the asset is experiencing cash flow and occupancy issues. Special servicer continuing to pursue rights and remedies and completing pre-foreclosure due

	diligence.

17	30297940	MU	NY	09/06/23	98

1/8/2024 - Loan transferred to special servicing on September 6, 2023. The Special Servicer has sent a hello letter and a pre-negotiation letter. The special servicer has engaged counsel and has received an executed pre-negotiation letter.

	Discussions wit h the Borrower are ongoing at this time.

18	30312123	RT	CA	04/15/21	2

12/7/2023- Loan transferred to new special servicer effective 5/5/23; SS transfer date 4/15/2021 due to Imminent Default. The Loan is collateralized by a 9,287 square foot, two-story retail storefront Property located at 166 Geary in San

Francisco, CA. T he Subject Property had two tenants go dark, which comprise 53% of the NRA. Special Servicer is dual tracking this Loan and had a receiver put in place at the Property in July 2022. Receiver retained the Colliers leasing team

	in an effort to stabilize th e Property. Leasing team and management are working on make-ready updates tto the two vacant spaces. Noteholder is evaluating resolution options.

51	30312157	RT	MA	03/16/23	8

Subject property is a 13,943 SF retail property located in Boston, MA, built in 2002. No financial statement has been received in the last four quarters. Quarterly reporting required per Loan Agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	30312129	0.00	5.09000%	0.00	5.09000%	8	02/28/23	08/21/23	09/26/23
17	30297940	28,500,000.00	4.12650%	28,500,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
19	30312112	25,897,261.98	4.43000%	25,897,261.98	4.43000%	8	06/02/20	06/05/20	06/04/20
31	30312135	9,826,323.09	5.46000%	9,826,323.09	5.46000%	10	04/23/20	05/06/20	04/27/20
31	30312135	0.00	5.46000%	9,612,791.15	5.46000%	8	04/21/21	03/25/21	04/21/21
Totals		64,223,585.07		64,223,585.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A4B	0.00	0.00	2,152.78	0.00	0.00	31,388.67	0.00	0.00	0.00	0.00	0.00	0.00
1A5	0.00	0.00	8,611.11	0.00	0.00	125,554.68	0.00	0.00	0.00	0.00	0.00	0.00
1A7	0.00	0.00	5,381.94	0.00	0.00	78,471.67	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	5,381.94	0.00	0.00	78,471.67	0.00	0.00	0.00	0.00	0.00	0.00
5A32	0.00	0.00	214.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A41	0.00	0.00	214.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,553.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,781.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	6,135.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	6,135.42	0.00	0.00	47,115.10	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	(2,935.45)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	800.68	0.00	0.00	0.00
Total	0.00	0.00	41,626.60	0.00	0.00	361,001.79	0.00	0.00	800.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		403,429.07

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30